Share-Based Compensation - Summary of Share Units (Phantom Share Entitlement Plan) (Details) - Phantom Share Entitlement Plan [Member]	12 Months Ended
	Dec. 31, 2021 anniversary	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 anniversary shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | anniversary	198,205
Granted, Number	24,715		24,715	34,853
Ending Balance, Number | anniversary	222,920			198,205
Opening Balance , Weighted average grant		$ 12.69
Granted , Weighted average grant		7.85
Ending Balance , Weighted average grant		$ 12.15		$ 12.69